Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefit expenses
Summary of employee benefit expenses

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wages and salaries	186,716	225,085	250,773
Share-based compensation expenses	47,788	78,967	35,463
Pension costs - defined contribution plans	12,935	5,841	16,942
Other staff welfare expenses	11,056	12,670	6,072
	258,495	322,563	309,250